Acquisition of Magical Beasts, LLC (Tables) - Magical Beasts L L C [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Schedule of Fair value of Warrants
	Number of			Market Price on
Reporting	Options	Term	Exercise	Grant	Volatility	Fair
Date	Granted	(Years)	Price	Date	Percentage	Value
2/21/20	250,000	5	$1.00	$1.00	77%	$156,612

Schedule of Fair Value Consideration

The fair value of the consideration is as follows:

Cash	$250,000
Promissory Note, net of discount	950,427
Stock Options	156,612
Total Consideration paid	$1,357,039
The purchase price allocation is as follows:

Tangible assets
Cash	$4,609
Inventory	86,220
Total tangible assets	90,829

Intangible assets
Tradename-Trademarks	151,800
Customer base	651,220
Non-compete	154,500
Total Intangibles	957,520
Goodwill	308,690
$1,357,039